Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory

3. INVENTORY

Inventory consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
Raw materials	$14,121	$16,023
Work-in-process	4,025	2,155
Finished goods	5,118	9,742

Inventory	$23,264	$27,920

4. INVENTORY

Inventory consisted of the following (in thousands):

	December 31,
	2015	2014
Raw materials	$16,023	$7,334
Work-in-process	2,155	1,209
Finished goods	9,742	6,456

Inventory	$27,920	$14,999